DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series (the “Series”)

Supplement to the Series’ Statement of Additional Information
dated April 29, 2016

The following information replaces the section of the Series’ Statement of Additional Information entitled "Portfolio Managers — Delaware Management Company — Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2015, unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2015.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	8	$2.1 billion	0	$0
Other Pooled Investment Vehicles	1	$61.3 million	0	$0
Other Accounts	8	$595.0 million	0	$0
Kristen E. Bartholdson
Registered Investment Companies	8	$12.1 billion	0	$0
Other Pooled Investment Vehicles	6	$1.0 billion	0	$0
Other Accounts	38	$7.2 billion	1	$2.4 billion
Todd A. Bassion
Registered Investment Companies	3	$335.8 million	0	$0
Other Pooled Investment Vehicles	2	$26.0 million	0	$0
Other Accounts	14	$653.5 million	0	$0
Christopher S. Beck
Registered Investment Companies	6	$4.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	14	$270.9 million	0	$0
Adam H. Brown
Registered Investment Companies	13	$12.5 billion	0	$0
Other Pooled Investment Vehicles	5	$993.1 million	2	$518.3 million
Other Accounts	14	$736.3 million	0	$0
Stephen G. Catricks
Registered Investment Companies	6	$4.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$85.2 million	0	$0
Liu-Er Chen
Registered Investment Companies	8	$3.2 billion	0	$0
Other Pooled Investment Vehicles	5	$757.4 million	0	$0

Other Accounts	10	$954.0 million	1	$218.1 million
Wen-Dar Chen
Registered Investment Companies	3	$9.3 billion	0	$0
Other Pooled Investment Vehicles	1	$274.0 million	0	$0
Other Accounts	11	$199.7 million	0	$0
Craig C. Dembek
Registered Investment Companies	10	$3.9 billion	0	$0
Other Pooled Investment Vehicles	1	$17.1 million	1	$17.1 million
Other Accounts	1	Less than $1 million	0	$0
Roger A. Early
Registered Investment Companies	15	$23.1 billion	0	$0
Other Pooled Investment Vehicles	4	$654.1 million	0	$0
Other Accounts	52	$6.3 billion	0	$0
Edward A. Gray
Registered Investment Companies	5	$1.3 billion	0	$0
Other Pooled Investment Vehicles	2	$26.2 million	0	$0
Other Accounts	4	$658.7 million	0	$0
Paul Grillo
Registered Investment Companies	16	$21.9 billion	0	$0
Other Pooled Investment Vehicles	10	$1.0 billion	0	$0
Other Accounts	21	$972.8 million	0	$0
Scott P. Hastings*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$68.4 million	0	$0
J. David Hillmeyer
Registered Investment Companies	10	$12.7 billion	0	$0
Other Pooled Investment Vehicles	3	$325.8 million	0	$0
Other Accounts	23	$2.8 billion	1	$618.2 million
Nikhil G. Lalvani
Registered Investment Companies	8	$12.1 billion	0	$0
Other Pooled Investment Vehicles	6	$1.0 billion	0	$0
Other Accounts	39	$7.2 billion	1	$2.4 billion
Kent P. Madden
Registered Investment Companies	6	$4.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$85.2 million	0	$0
Paul A. Matlack
Registered Investment Companies	13	$2.1 billion	0	$0
Other Pooled Investment Vehicles	10	$61.3 million	0	$0
Other Accounts	3	$103.3 million	0	$0
John P. McCarthy**
Registered Investment Companies	10	$3.9 billion	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian McDonnell
Registered Investment Companies	6	$11.9 billion	0	$0
Other Pooled Investment Vehicles	10	$1.0 billion	0	$0
Other Accounts	65	$4.6 billion	0	$0
Kelly A. McKee
Registered Investment Companies	8	$2.1 billion	0	$0
Other Pooled Investment Vehicles	1	$61.3 million	0	$0
Other Accounts	8	$595.0 million	0	$0
D. Tysen Nutt, Jr.
Registered Investment Companies	9	$12.4 billion	0	$0
Other Pooled Investment Vehicles	6	$1.0 billion	0	$0
Other Accounts	36	$7.2 billion	1	$2.4 billion
Christopher M. Testa
Registered Investment Companies	17	$22.5 billion	0	$0
Other Pooled Investment Vehicles	11	$906.0 million	0	$0
Other Accounts	19	$2.0 billion	1	$618.2 milion
Robert A. Vogel, Jr.
Registered Investment Companies	8	$12.1 billion	0	$0
Other Pooled Investment Vehicles	6	$1.0 billion	0	$0
Other Accounts	39	$7.2 billion	1	$2.4 billion
Babak Zenouzi
Registered Investment Companies	14	$3.1 billion	0	$0
Other Pooled Investment Vehicles	2	$78.5 million	1	$17.1 million
Other Accounts	8	$595.0 million	0	$0
* Scott P. Hastings became portfolio manager of Delaware VIP® REIT Series in July 2016.  Information for Mr. Hastings is as of May 31, 2016.
**In addition to serving as portfolio manager for Delaware VIP High-Yield Series, John P. McCarthy became portfolio manager of Delaware VIP Diversified Income Series in July 2016.  Information for Mr. McCarthy is as of June 30, 2016.

Please keep this Supplement for future reference.

This Supplement is dated August 1, 2016.